--------------------------------------------------
OFFICERS AND DIRECTORS

Barton M. Biggs             Frederick B. Whittemore
  CHAIRMAN OF THE BOARD     DIRECTOR
Warren J. Olsen             James W. Grisham
  PRESIDENT AND DIRECTOR    VICE PRESIDENT
John D. Barrett II          Harold J. Schaaff, Jr.
  DIRECTOR                  VICE PRESIDENT
Gerard E. Jones             Joseph P. Stadler
  DIRECTOR                  VICE PRESIDENT
Andrew McNally, IV          Valerie Y. Lewis
  DIRECTOR                  SECRETARY
Samuel T. Reeves            Karl Hartmann
  DIRECTOR                  ASSISTANT SECRETARY
Fergus Reid                 James R. Rooney
  DIRECTOR                  TREASURER
Frederick O. Robertshaw     Joanna M. Haigney
  DIRECTOR                  ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201
--------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius
2000 One Logan Square
Philadelphia, Pennsylvania 19103

--------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only to shareholders and others who have received a copy of the prospectus of Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING MARKETS PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

LETTER TO SHAREHOLDERS
-------

The investment objective of the Emerging Markets Portfolio is to provide long-term capital appreciation by investing in common stocks and preferred stocks of emerging country issuers.

The total return of the Portfolio for the nine month period ended September 30, 1995 was -6.23% compared to -9.79% for the IFC Global Total Return Composite Index for the same period. Total returns for the twelve months ended September 30, 1995 and the average annual total return for the period from inception on September 25, 1992 through September 30, 1995 were -20.81% and 17.12%, respectively, compared to -20.04% and 16.59% for the IFC Global Total Return Composite Index for the same periods.

PERFORMANCE COMPARED TO THE IFC GLOBAL TOTAL RETURN COMPOSITE INDEX(1)
----------------------------------------------------

                                          TOTAL RETURNS(2)
                              -----------------------------------------
                                             ONE       AVERAGE ANNUAL
                                 YTD        YEAR       SINCE INCEPTION
                              ---------  -----------  -----------------
PORTFOLIO...................      -6.23%     -20.81%          17.12%
INDEX.......................      -9.79      -20.04           16.59

1. The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (assumes dividends reinvested).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MSCI EMERGING MARKETS FREE INDICES AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

After the first quarter 1995 panic and the second quarter recovery, the third quarter was a phase of consolidation for the emerging markets. The Portfolio returned 1.33% during the quarter, outpacing the IFC Global Index's 1.49% decline.

The Asian markets were very soft, down 4.9%. Latin America continued its recovery with a rise of 2.9%. Europe, which had been a solid performer for most of the year, saw mixed fortunes--Turkey nose-dived 21.4% although Israel and Greece held their own. South Africa gained just over 4.0%.

We have recently reduced the Portfolio's exposure to Mexico while remaining positive on the prospects for Brazil. The Mexican market rallied during July and August but there are growing concerns over the depth of the recession. While some companies still represent good value and have attractive upside, we have become more cautious about the prospects of short term economic recovery.

Brazil remains the largest country weighting in the Portfolio. Two visits by Portfolio Managers to the country in the last quarter have reinforced our confidence in the future economic stability of that country. The most obvious progress has been made on the inflation front. In 1993, Brazilian inflation was almost 2,500%. By the end of 1995, inflation should be around 25%, with a 15-20% number in prospect for 1996. Judging from meetings with the government, the Central Bank and several major companies, there is unanimity in the fight against inflation. Brazilians want stability and have confidence that President Cardoso's government can achieve it. Excluding Chile, the country has arguably the strongest economy in Latin America. A high level of international reserves, combined with a financeable and manageable current account deficit, offset the fact that reforming the country's administrative and social security systems will take some time to achieve. Collection of tax revenues in Brazil is not a problem--they currently collect a higher percentage of GNP as tax than the U.S.

In all emerging markets there are risks, however, and Brazil is no exception. The sting here is that in a desire to create long-term stability, monetary policy is kept too tight in the short-term and the country lapses into recession. On a 2-3 year view, the tough economic policies carried through today will be very positive. Companies in Brazil offer good value and they are extremely well-managed. Executives have cut their teeth in the inflation cauldron of the "old" Brazil and should be able to achieve healthy returns in this more predictable market environment. Earnings growth is 20%, the market sells at 13.5x 1995 earnings. The Brazilian market rose 14.1% for the quarter.

Privatization will happen at some point in the future. For Latin America, a savings rate of 18% is relatively high and we have only to look to Chile as a guide to what can be achieved when the growth of pension funds is encouraged. Currently, Brazilian pension funds amount to 10% of GNP (approximately $50 billion) but in 10 years time 30% of GNP is not an unrealistic target and these funds will provide the domestic buyers for the government's privatization program.

Asia has disappointed thus far in performance terms this year, dominated by fears of economic overheating and Sino-Taiwanese tensions. Asian countries, often lumped together as a single economic powerhouse, are in reality a spectrum of countries at different stages of development with a wide range of economic outlooks and stock market opportunities. At one end of the range are Malaysia and Thailand, where economic growth is high (GNP grew at 9.5% in the first half of 1995 in Malaysia, for example), but there are fears of growing inflation, burgeoning trade and current account deficits and elements of political unrest. In Thailand's case, interest rates are expected to remain high to protect the baht.

At the other end of the spectrum is Hong Kong where we have been building exposure. Sino-American relations have improved, the colony experienced an economic downturn ahead of the other Asian nations and property prices have stabilized approximately 30% below their high. 1996 earnings should show a recovery and the market is cheap. Recent economic releases from China indicate that the hoped for "soft landing" seems to be occurring. China has slowed economic growth to less than 10% per year and inflation is coming down to 1995's target of 15%.

In the center of the Asian range are Indonesia, Korea, Taiwan and the Philippines. Indonesia is an attractive stockmarket on valuation grounds but illiquidity is a problem. Over the quarter we were buyers of Taiwan and Korea and the Philippines. The tension between China and Taiwan has depressed the stockmarket--Taiwan has fallen 31.3% in U.S. dollar terms thus far this year. The electronics sector, where sales and earnings growth have exceeded expectations, is particularly cheap. There has been a marked improvement in liquidity in the Korean market as interest rates have come down. A major transformation has occurred in the Philippine economy from low growth, high inflation to high growth combined with government action to curb inflation. Earnings growth in the Philippines is already the best in Asia and the country is at a much earlier stage of its development than the four tigers where growth is still phenomenal but momentum is slowing.

European markets have performed relatively well this year; however, changes in the political scene have heightened volatility in the Turkish market. The collapse of Prime Minister Ciller's ruling coalition led to the market's collapse making Turkey the worst performing market for the quarter, down 21.4%. The tremendous opportunities in Russia look increasingly accessible as progress is being made on the custody front. We expect to be able to buy Russian securities shortly. The Russian market is off from its peak in July and in the near term we expect continued slippage, mainly over political worries. Fundamentals in Russia continue to improve with the ruble stabilized, inflation down and economic growth no longer plummeting. Further, Russia is making progress with its plans to restructure the former Soviet Union debt to commercial banks and Western governments.

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1995

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (76.6%)
  ARGENTINA (1.0%)
              6    Acindar Industrial S.A., Class B     $      --
        193,932    Banesto Banco Shaw S.A., Class B           155
         67,858    Capex S.A., Class A                        509
        120,670    Capex S.A. ADR                           1,659
        431,533    Quilmes Industrial S.A.                  7,983
                                                        ---------
                                                           10,306
                                                        ---------
  BRAZIL (6.4%)
    247,431,689    Banco Bradesco                           2,376
    302,170,000    Cia Acos Especiais Itabira               2,156
         94,475    Cia Brasileira ADR                       1,027
            696    Cia Energetica de Minas Gerais ADR          15
        106,283    Cia Energetica de Minas Gerais GDR       2,365
    117,687,740    Cia Energetica de Sao Paulo              3,828
        160,184    Cia Energetica de Sao Paulo ADR          1,672
     62,407,000    Cia Paulista de Forca E Luz              3,601
    132,425,000    Cia Siderurgica Nacional                 3,543
     15,424,000    Eletrobras                               4,758
      9,012,000    Light Servicos de Eletricidade           3,357
        153,695    Rhodia-Ster ADS                          2,056
         26,329    Rhodia-Ster GDS                            352
    177,435,000    Telebras                                 7,168
        545,464    Telebras ADR                            25,910
      5,175,000    Telecomunicacoes de Sao Paulo              866
             50    Usiminas ADR                                 1
                                                        ---------
                                                           65,051
                                                        ---------
  CHINA (2.0%)
        750,000    Beiren Printing Machine, Class H           157
      3,340,040    China Merchants Shekou Port
                    Services, Class B                       1,516
         91,500    Jilin Chemical Co. Ltd. ADR              2,036
     11,305,000    Maanshan Iron & Steel Co., Class H       2,106
        162,400    Shandong Huaneng Power Co., Ltd.
                    ADR                                     1,441
      2,658,500    Shanghai Diesel Engine Co., Ltd.,
                    Class B                                 1,595
        883,300    Shanghai Erfanji Co., Ltd., Class
                    B                                         150

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        500,000    Shanghai Industries Sewing
                    Machine, Class B                    $      92
        949,975    Shanghai Jin Jiang Tower Ltd.,
                    Class B                                   308
      3,673,680    Shanghai Jinqiao, Class B                2,094
      1,062,750    Shanghai Outer Gaoqiao Free Zone,
                    Class B                                   434
        903,800    Shanghai Phoenix Bicycle Ltd.,
                    Class B                                   190
      1,304,030    Shanghai Refrigerator Compressor,
                    Class B                                   634
        986,000    Shanghai Tyre & Rubber Co., Class
                    B                                         308
        354,000    Shanghai Yaohua Pilkington Glass,
                    Class B                                   375
      2,707,400    Shenzhen Chiwan Wharf Holdings,
                    Class B                                 1,278
      3,133,000    Shenzhen North Jainshe Motorcycle,
                    Class B                                 1,925
     13,658,000    Yizheng Chemical Fibre Co., Class
                    H                                       4,019
         68,000    Zhuhai Lizhu Pharmaceutical Group,
                    Inc., Class B                              22
                                                        ---------
                                                           20,680
                                                        ---------
  COLOMBIA (0.6%)
     17,130,000    Banco de Colombia                        5,590
                                                        ---------
  GREECE (4.2%)
        607,290    Aegek                                    6,901
        126,000    Alpha Credit Bank of Athens              7,834
        298,425    Delta Dairy S.A.                         6,622
        205,000    Ergo Bank S.A.                           9,929
        340,000    Hellenic Bottling Co. S.A.              11,445
                                                        ---------
                                                           42,731
                                                        ---------
  HONG KONG (10.9%)
      2,110,000    Cheung Kong Holdings Ltd.               11,489
      2,908,000    Citic Pacific Ltd.                       8,782
     14,327,000    C.P. Pokphand Co., Ltd.                  5,837
         65,800    Great Wall Electric Ltd. ADR               263
     13,063,000    Guangdong Investments Ltd.               7,814
        967,800    Hang Seng Bank Ltd.                      7,980
      3,720,000    Harbin Power Equipment Co.                 986
      4,412,200    Hong Kong Telecommunications Ltd.        8,018
     10,795,000    Hopewell Holdings Ltd.                   7,330
      2,856,000    Hutchison Whampoa Ltd.                  15,477

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  HONG KONG (CONTINUED)
      3,996,000    New World Development Co., Ltd.      $  15,763
        617,000    Sun Hung Kai Properties Ltd.             5,008
      1,184,000    Swire Pacific Ltd., Class A              9,380
      2,819,000    Varitronix International Ltd.            5,742
      7,180,000    Wai Kee Holdings Ltd.                      864
      1,561,000    Zhenhai Refining & Chemical Co.,
                    Ltd., Class H                             371
                                                        ---------
                                                          111,104
                                                        ---------
  INDIA (7.3%)
        230,000    American Dry Fruits                        261
            500    Andhra Valley Power Supply, Class
                    B                                           1
        100,000    AP Rayon, Class B                          206
         81,650    Aruna Sugars & Enterprises, Class
                    B                                          81
        891,500    Balaji Foods & Feeds                       394
          8,500    Ballapur Industries Ltd., Class B           50
         12,770    Baroda Rayon Corp.                         140
         87,284    Bharat Forge Co., Ltd., Class A            340
         33,571    Bharat Forge Co., Ltd. (New)               131
        200,000    Bharat Heavy Electricals, Class B          619
      3,100,000    Bharat Heavy Electricals (New)           9,458
        375,000    Bharat Pipes & Fittings Ltd.,
                    Class B                                   160
        125,000    Bharat Pipes & Fittings Ltd. (New)          48
        100,000    BPL Ltd.                                   283
         17,400    Cable Corp. of India Ltd.                   49
        191,642    Carrier Aircon Ltd., Class B               994
         90,000    Cosmo Films Ltd.                           374
         50,000    Crompton Greaves                           287
         77,000    DCM Shriram Industries Ltd.                154
         38,800    Delta Industries Ltd.                      113
        185,000    Essab India Ltd.                           330
         50,000    Essel Packaging                            311
          2,370    Flex Industries Ltd., Class B               11
         16,566    Flex Industries Ltd. (New)                  75
          5,000    Fuller                                      71
        371,800    Garware Plastics & Polyester,
                    Class A                                 2,312
        712,500    Godrej Soaps Ltd.                        2,163
         26,950    Hero Honda, Class B                        187
        103,280    Housing Development Finance Corp.        7,900
         78,000    India Magnum Fund, Class A               3,822
         55,194    India Magnum Fund, Class B               2,649
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        644,625    India Organic Chemical Ltd.          $     789
         40,000    Indian Seamless Steel & Alloys              12
            600    Indo Gulf Fertilizer & Chemical,
                    Class A                                     1
        571,197    Indo Rama Synthetic, Class B               716
        100,000    Infosys Technology Ltd.                  1,365
        155,100    ITC Agrotech, Class B                      402
            225    ITW Signode Ltd. (New)                       1
        339,900    Jai Parabolic Springs Ltd.                 311
        268,800    Jai Parabolic Springs Ltd. (New)           233
          5,292    JCT Ltd. GDR                                56
        212,431    JK Synthetics Ltd.                         202
         78,500    Kiloskar Oil Engine, Class B               324
            550    Lakme Ltd., Class B                          5
        150,000    Lakshmi Precision                          345
        145,000    Laser Lamp                                 107
        748,800    Mahanagar Telephone Nigam                3,509
         88,484    Mahavir Spinning Mills Ltd.                381
        425,700    Maikaal Fibres                             157
        159,700    Mardia Chemicals Ltd.                      313
        945,300    Morgan Stanley Growth Fund                 198
         19,389    Morgan Stanley India Investment
                    Fund, Inc.                                201
             20    Motor Industries Co., Ltd., Class
                    A                                           4
         73,650    MRF Ltd., Class B                        3,913
            700    Mukand Iron & Steel Works, Class A           6
          6,106    Nahar Spinning Mills Ltd., Class B          76
         25,000    OM Sindoori Hotels Ltd.                     63
         25,000    Orkay Industries Ltd.                       12
        100,000    Patheja Forgings & Auto Parts,
                    Class B                                   318
        150,000    Patheja Forgings & Auto Parts
                    (New)                                     478
        318,935    PCS Data Products Ltd., Class B            139
            900    Pentafour Products Ltd., Class B             1
        240,700    Philips India Ltd.                       1,490
        183,500    Polar Latex                                 87
        232,700    Priyadarshini Cement Ltd., Class B         207
          8,200    Pudumjee                                    44
        350,000    PVD Plastic Mouldings Inds. Ltd.,
                    Class B                                   199
            850    Ranbaxy Laboratories Ltd., Class B          18
         39,750    Raymond Ltd.                               333

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  INDIA (CONTINUED)
          1,100    Raymond Synthetics Ltd., Class B     $      --
            150    Reliance Industries Ltd.                     1
          3,770    Reliance Industries Ltd. GDS                70
         73,581    Reliance Industries Ltd. GDS (New)       1,352
         25,350    Rossel Tea Ltd.                            149
        100,000    Saurashtra Cement & Chemicals,
                    Class B                                   231
        229,900    SCICI Ltd., Class B                        255
         50,000    Secals Ltd.                                101
         30,000    Shanti Gears Ltd., Class B                 184
        104,700    Sharp Industries Ltd.                       69
        360,000    Shipping Corp. of India                    329
         25,000    Shree Vindhya Paper Mills                   60
        125,636    Shree Vindhya Paper Mills (New)            300
            125    S.K.F. Bearings Ltd.                        10
         45,000    Sri Venkatesa Mills Ltd.                   146
      1,499,550    State Bank of India                      9,702
            350    Sundaram Finance, Class B                    4
        748,850    Super Forgings & Steels                    822
        233,300    Tata Engineering & Locomotive,
                    Class A                                 4,594
         28,350    Tata Hydro Electric Power                   71
          2,180    Tata Power Co., Ltd.                         7
        320,000    Titagarh Steels Ltd.                       372
            600    T.P.I. India Ltd.                            1
            838    United Phosphorus Ltd. GDR                  18
        165,500    Uniworth International Ltd., Class
                    B                                         105
      1,566,000    Uttam Steels Ltd., Class A               1,142
            404    Videocon International Ltd., Class
                    A                                           1
         81,600    Videsh Sanchar Nigam Ltd.                2,045
        710,040    VXL Ltd.                                   748
         11,000    Vysya Bank                                 752
                                                        ---------
                                                           74,631
                                                        ---------
  INDONESIA (5.2%)
      2,553,550    Bank Bali (Foreign)                      4,114
      1,703,500    Barito Pacific Timber (Foreign)          1,259
      2,244,000    Bimantara Citra                          1,808
      3,359,598    Charoen Pokphand (Foreign)               7,415
        168,000    Duta Pertiwi (Foreign)                     208
        158,500    Hanajaya Mandala Sampoerna
                    (Foreign)                               1,476
      1,147,000    Indocement Tunggal (Foreign)             4,177
      1,274,500    Indosat (Foreign)                        4,444
        808,100    Jembo Cable Co. (Foreign)                  660
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
      1,424,700    Kalbe Farma (Foreign)                $   5,691
        481,000    Keramika Indonesia Assosiasi
                    (Foreign)                                 382
      2,196,000    Polysindo Eka Perkasa (Foreign)          1,260
        816,500    Semen Gresik (Foreign)                   2,307
      4,336,200    Sona Topas Tourism (Foreign)             2,584
      1,220,000    Sorini Corp. (Foreign)                   7,001
        150,000    Suba Indah (Foreign)                        99
        733,800    Tempo Scan Pacific (Foreign)             3,863
      2,145,500    United Tractors (Foreign)                4,309
                                                        ---------
                                                           53,057
                                                        ---------
  ISRAEL (3.4%)
         72,200    Elbit Ltd.                               5,191
          2,860    First International Bank of
                    Israel, Class 1                           360
         25,122    First International Bank of
                    Israel, Class 5                         3,067
        524,467    Israel Land Development Co.              1,517
         80,819    Koor Industries Ltd.                     7,481
        424,625    Osem Investment Ltd.                     3,328
        137,336    PEC Israel Economic Corp.                3,433
         54,397    Scitex Corp.                             1,027
        164,365    Super Sol Ltd.                           3,455
        145,000    Teva Pharmaceutical Industries
                    Ltd. ADR                                5,238
                                                        ---------
                                                           34,097
                                                        ---------
  KOREA (2.3%)
          7,890    Pohang Iron & Steel (Foreign)              681
         67,500    Samsung Electronics (Foreign)           16,723
            814    Samsung Electronics (Foreign)
                    (New)                                     202
          5,099    Samsung Electronics (New)                1,256
         78,000    Shinhan Bank (Foreign)                   1,726
         63,000    Yukong Ltd. (Foreign)                    2,559
                                                        ---------
                                                           23,147
                                                        ---------
  MALAYSIA (0.1%)
        735,000    Bandar Raya Developments Bhd.            1,387
                                                        ---------
  MEXICO (6.5%)
        513,912    Apasco S.A., Class A                     2,030
      4,877,920    Banacci, Class B                         9,205
        763,554    Banacci, Class L                         1,355
      1,075,607    Cemex CPO ADR                            9,091
        326,469    Empresas ICA S.A. ADR                    3,754
      3,778,700    FEMSA, Class B                           9,583
      7,619,700    Grupo Financiero Bancomer, Class B       2,269

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  MEXICO (CONTINUED)
        257,551    Grupo Financiero Bancomer, Class L   $      73
      1,476,655    Grupo Financiero Bancomer ADR            8,675
             50    Grupo Iusacell S.A. ADR, Class D             1
        974,700    Grupo Sidek S.A., Class A                  749
        137,113    Hylsamex S.A. ADR                        2,434
        245,065    Panamerican Beverages, Inc., Class
                    A                                       6,586
      2,133,230    Tolmex S.A., Class B2                   10,766
                                                        ---------
                                                           66,571
                                                        ---------
  MOROCCO (1.4%)
         20,000    BMCE                                       879
         55,123    Groupe Ona                               2,258
        146,300    SNI Maroc, Series V                      8,268
         58,221    Wafabank                                 2,419
                                                        ---------
                                                           13,824
                                                        ---------
  PAKISTAN (2.7%)
         41,850    Adamjee Insurance Co., Ltd.                147
        570,596    Cherat Cement Ltd.                       1,023
          6,955    Crescent Investment Bank                     8
         42,205    Crescent Textile Mills Ltd.                 27
          6,329    Crescent Textile Mills Ltd. RFD              4
      1,049,500    Dewan Salman Fibre                       2,939
      2,080,000    D.G. Khan Cement Ltd.                    3,069
      3,017,900    Fauji Fertilizer Co., Ltd.               5,960
      1,700,000    Karachi Electric Supply Corp.            1,699
        173,620    Muslim Commercial Bank Ltd.                231
        898,369    Nishat Mills Ltd.                          834
        250,400    Pakistan State Oil Co., Ltd.             2,860
         42,200    Pakistan Telecommunications              4,619
         27,900    Pakistan Telecommunications GDR          2,930
      1,001,500    Sui Northern Gas Pipelines               1,176
        298,000    Zahur Textile Mills                         31
                                                        ---------
                                                           27,557
                                                        ---------
  PERU (0.4%)
             35    Cementos Lima S.A.                          --
        497,000    Cementos Yura                            3,109
         15,610    Cerveceria Backus y Johnston,
                    Class C                                   281
        396,386    Nacional de Cerveza, Class T               228
         94,833    Southern Peru Copper, Class T              371
                                                        ---------
                                                            3,989
                                                        ---------
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

  PHILIPPINES (4.2%)
      3,653,562    Ayala Land, Inc., Class B            $   4,067
      6,556,100    C&P Homes, Inc.                          4,089
     12,448,530    JG Summit Holding, Class B               3,679
        867,588    Manila Electric Co., Class B             6,626
     15,645,916    Petron Corp.                             7,356
         61,255    Philippine Long Distance Telephone
                    Co., Class B                            4,091
      2,021,120    San Miguel Corp., Class B                7,137
     18,618,168    SM Prime Holdings, Inc., Class B         5,574
                                                        ---------
                                                           42,619
                                                        ---------
  POLAND (0.7%)
         20,000    BRE Bank                                   350
         45,000    Debica                                     648
         33,400    Eastbridge N.V.                          2,245
        137,620    Elektrim                                   509
      2,085,038    International UNP Holdings                 853
        373,740    Mostostal Exports S.A.                     984
         11,125    Wedel S.A.                                 554
         15,735    Zywiec                                   1,294
                                                        ---------
                                                            7,437
                                                        ---------
  PORTUGAL (0.9%)
        155,000    Banco Totta E Acores                     3,058
        120,000    Filmes Lusomundo                         1,472
         11,440    Jeronimo Martins                           573
          9,945    Portuguese Investment Fund                 622
        190,000    UNICER                                   3,069
                                                        ---------
                                                            8,794
                                                        ---------
  RUSSIA (1.7%)
        462,150    Alliance Cellulose Ltd.                  9,295
         54,035    Alliance Cellulose Ltd., Class B         1,500
        400,000    Global Telesystems Group, Inc.....       4,000
        317,851    Russian Telecom Development Corp.        3,179
                                                        ---------
                                                           17,974
                                                        ---------
  SOUTH AFRICA (2.0%)
         44,830    Anglo American Industrial Corp.,
                    Ltd.                                    2,161
        700,000    Bidvest Group Ltd.                       4,025
        860,000    Gencor Ltd.                              3,203
        296,000    Liberty Life Strategic Investments         993
        159,470    Morgan Stanley Africa Investment
                    Fund                                    1,954

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SOUTH AFRICA (CONTINUED)
        953,959    Sasol Ltd.                           $   7,837
                                                        ---------
                                                           20,173
                                                        ---------
  SRI LANKA (0.0%)
         81,200    John Keells Holdings Ltd.                  267
                                                        ---------
  TAIWAN (4.3%)
      1,833,000    Acer, Inc.                               4,335
        909,000    Advanced Semiconductor
                    Engineering, Inc.                       2,049
      3,492,000    China Steel Corp.                        2,761
        100,000    Far East Textiles                          112
        958,000    Mosel Vitelic Ltd.                       3,717
      1,690,000    Shinkong Synthetic Fiber                 1,799
      3,812,800    Taiwan Semiconductor Manufacturing
                    Co.                                    13,878
      3,905,836    United Micro Electronics Corp.,
                    Ltd.                                   10,608
        336,000    Walsin Lihwa Corp. GDR                   4,072
                                                        ---------
                                                           43,331
                                                        ---------
  THAILAND (4.3%)
        298,550    Advanced Information Services Co.,
                    Ltd. (Foreign)                          4,806
        893,700    Bangkok Bank Ltd.                        7,336
        428,200    Bangkok Bank Ltd. (Foreign)              4,812
      2,460,600    Finance One Co., Ltd. (Foreign)         15,002
        144,600    Shinawatra Computer Co., Ltd
                    (Foreign)                               3,573
      1,244,700    Thai Farmers Bank Ltd.                   8,134
                                                        ---------
                                                           43,663
                                                        ---------
  TURKEY (3.6%)
      1,573,000    Aksa                                       423
        314,600    Aksa RFD                                    81
      8,913,000    Borusan                                  2,938
     30,329,180    Ege Biracilik                           11,226
      4,014,000    Ege Seramik                              1,221
      2,499,000    Migros Turk TAS                          2,686
     14,346,000    Sarkuysan                                2,619
      8,340,000    Tat Konserve Sanayii                     5,497
     39,016,000    Tofas Turk Otomobil Fabrikasi            5,697
        498,288    Tofas Turk Otomobil Fabrikasi GDS          438
      1,354,075    Turkas Petroculuk A.S.                     316
        220,482    Turkiye Garanti Bankasi ADR              1,590
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
     38,305,200    Yapi Kredi Bankasi A.S.              $   2,020
                                                        ---------
                                                           36,752
                                                        ---------
  UNITED KINGDOM (0.2%)
        915,713    Lonrho plc                               2,409
                                                        ---------
  ZIMBABWE (0.3%)
      1,980,000    Trans Zambezi Industries                 2,772
         35,281    Trans Zambezi Industries
                    (Registered)                               49
                                                        ---------
                                                            2,821
                                                        ---------
TOTAL COMMON STOCKS (Cost $782,121)                       779,962
                                                        ---------
PREFERRED STOCKS (12.7%)
  BRAZIL (12.1%)
  1,785,542,183    Banco Bradesco                          17,143
    387,910,000    Banco do Brasil                          6,227
    295,998,880    Banco Nacional S.A.                      5,870
     44,772,030    Brahma                                  18,251
     21,189,000    Brasmotor S.A.                           5,425
     96,442,103    Cia Energetica de Minas Gerais           2,166
     41,453,470    Cia Energetica de Sao Paulo              1,435
     16,959,000    Cia Paulista de Forca E Luz                678
     69,191,850    Eletrobras                              21,345
     39,130,800    Itaubanco                               12,318
     37,930,101    Lojas Americanas S.A.                      899
        105,758    Lojas Americanas S.A. (Bonus)               15
        270,000    Multibras S.A.                             283
    104,394,333    Petrobras                               11,008
         12,500    Sadia Concordia                             13
    135,482,798    Telebras                                 6,467
     44,869,815    Telecomunicacoes de Sao Paulo            7,358
    526,000,000    Usiminas                                   580
     30,873,000    Vale Do Rio Doce                         5,182
                                                        ---------
                                                          122,663
                                                        ---------
  INDIA (0.0%)
          2,700    Fabworth (India) Ltd.                        2
                                                        ---------
  PORTUGAL (0.0%)
         35,340    Filmes Lusomundo                           320
                                                        ---------
  RUSSIA (0.6%)
            990    Storyfirst Communications, Inc.,
                    Class C                                   660
          2,640    Storyfirst Communications, Inc.,
                    Class D                                 1,980
          3,250    Storyfirst Communications, Inc.,
                    Class E                                 3,250
                                                        ---------
                                                            5,890
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $98,608)                     128,875
                                                        ---------

    NO. OF                                                VALUE
    RIGHTS                                                (000)
---------------                                         ---------
RIGHTS (0.1%)
  GREECE (0.0%)
        303,645    Aegek                                $     189
        303,645    Aegek (Preferred)                          224
                                                        ---------
                                                              413
                                                        ---------
  INDIA (0.0%)
          9,610    Baroda Rayon Corp.                           3
            674    Flex Industries Ltd.                        --
        185,900    Garware Plastics & Polyester               153
        155,100    ITC Agrotech                               101
             45    ITW Signode Ltd.                            --
        133,300    SCICI Ltd.                                  --
                                                        ---------
                                                              257
                                                        ---------
  PAKISTAN (0.0%)
         20,625    Dewan Salman Fibre                          --
                                                        ---------
  TURKEY (0.1%)
      2,281,572    Aksa, expiring 10/23/95                    567
                                                        ---------
TOTAL RIGHTS (Cost $816)                                    1,237
                                                        ---------
    NO. OF
   WARRANTS
---------------
WARRANTS (0.0%)
  HONG KONG (0.0%)
        540,000    Wai Kee Holdings Ltd., expiring
                    12/31/96                                    8
                                                        ---------
  INDIA (0.0%)
         27,383    Flex Industries Ltd., expiring
                    11/23/97                                  121
         44,702    Garware Plastics & Polyesters,
                    expiring 4/04/98                          411
                                                        ---------
                                                              532
                                                        ---------
  INDONESIA (0.0%)
        274,600    Bank Bali                                   --
                                                        ---------
  POLAND (0.0%)
      1,014,000    International UNP Holdings,
                    expiring 12/31/95                          --
                                                        ---------
  THAILAND (0.0%)
             10    Finance One Co., Ltd., expiring
                    3/15/99                                    --
                                                        ---------
TOTAL WARRANTS (Cost $0)                                      540
                                                        ---------

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
PURCHASED OPTIONS (0.0%)
  BRAZIL (0.0%)
     37,900,000    Cia Paulista de Forca E Luz,
                    strike price BRL 70, expiring
                    10/16/95 (Cost $2)                  $      --
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
BONDS (0.1%)
  ECUADOR (0.1%)
$         3,795    Republic of Ecuador PDI Bonds,
                    (Floating Rate), 6.813%, 2/27/15        1,229
                                                        ---------
  POLAND (0.0%)
             54    Republic of Poland Interest
                    Arrears PDI Bonds, 3.25%,
                    10/27/14                                   34
                                                        ---------
TOTAL BONDS (Cost $1,048)                                   1,263
                                                        ---------
CONVERTIBLE DEBENTURES (1.5%)
  COLOMBIA (0.4%)
          5,615    Banco de Colombia 5.20%, 2/01/99         4,155
                                                        ---------
  INDIA (0.1%)
IR          336    DCM Shriram Industries 7.50%,
                    2/21/02                                   464
             17    Indian Seamless Steel & Alloys
                    12.50%, 7/13/96                            37
            130    Tata Iron & Steel 2.25%, 4/01/99           126
                                                        ---------
                                                              627
                                                        ---------
  RUSSIA (1.0%)
$            10    LUKoil, 0.00%, 4/06/96                   9,997
                                                        ---------
TOTAL CONVERTIBLE DEBENTURES (Cost $16,106)                14,779
                                                        ---------
NON-CONVERTIBLE DEBENTURES (0.5%)
  INDIA (0.5%)
IR           34    Bharat Forge Co., Ltd. 14.00%,
                    4/14/02                                    45
            341    DCM Shriram Industries 9.90%,
                    2/21/01                                   621
          4,470    Garware Plastics & Polyester
                    16.00%, 4/04/98                           132
          1,467    Mahavir Spinning Mills Ltd.,
                    Series A 14.00%, 12/31/99                  42
            500    Raymond Ltd. 16.00%, 12/31/99            1,474
             70    Saurashtra Cement & Chemicals Ltd.
                    18.00%, 12/31/99                        2,321
                                                        ---------
TOTAL NON-CONVERTIBLE DEBENTURES (Cost $5,071)              4,635
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
LOAN AGREEMENTS (4.9%)
  RUSSIA (4.9%)
 CHF      1,910    Bank for Foreign Economic Affairs
                    (Floating Rate)                     $     515
$       150,503    Bank for Foreign Economic Affairs
                    (Floating Rate)                        49,314
                                                        ---------
TOTAL LOAN AGREEMENTS (Cost $48,022)                       49,829
                                                        ---------
TOTAL FOREIGN INVESTMENTS (96.4%) (Cost $951,794)         981,120
                                                        ---------
SHORT-TERM INVESTMENT (3.3%)
  REPURCHASE AGREEMENT (3.3%)
         33,475    Chase Manhattan Bank, N.A., 6.00%,
                    dated 9/29/95, due 10/02/95, to
                    be repurchased at $33,492,
                    collateralized by $27,425 United
                    States Treasury Bonds, 8.75%, due
                    8/15/20, valued at $34,144 (Cost
                    $33,475)                               33,475
                                                        ---------
FOREIGN CURRENCY (1.1%)
 APS        440    Argentine Peso                             440
 BLR        198    Brazilian Real                             208
 CP     385,379    Colombian Peso                             399
 HK$      3,547    Hong Kong Dollar                           459
 HU      55,719    Hungarian Forint                           427
IR      140,628    Indian Rupee                             4,145
IN      436,552    Indonesian Rupiah                          193
ILS          49    Israeli Shekels                             16
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------

 MP         310    Mexican New Peso                           $49
PR       53,721    Pakistani Rupee                          1,704
PS          854    Peruvian Sol                               381
 PHP     37,340    Philippine Peso                          1,433
 PZ         223    Polish Zloty                                92
 ZAR        137    South African Rand                          37
SR        4,784    Sri Lankan Rupee                            91
T$       20,587    Taiwan Dollar                              761
TB        6,692    Thai Baht                                  267
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $11,355)                      11,102
                                                        ---------
TOTAL INVESTMENTS (100.8%) (Cost $996,624)              1,025,697
                                                        ---------
OTHER ASSETS AND LIABILITIES (-0.8%)
 Other Assets                                               9,808
 Liabilities                                              (17,921)
                                                        ---------
                                                           (8,113)
                                                        ---------
NET ASSETS (100%)                                       $1,017,584
                                                        ---------
                                                        ---------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
  Applicable to 71,718,535 outstanding $.001 par
  value shares (authorized 500,000,000 shares)             $14.19
                                                        ---------
                                                        ---------

----------------------------------
ADR -- American Depositary Receipt
ADS -- American Depositary Shares
GDR -- Global Depositary Receipt
GDS -- Global Depositary Shares
RFD -- Ranked for Dividend